Close-down, restoration and environmental provisions - Undiscounted close-down and environmental restoration obligation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	$ 23,038	$ 23,372
Impact of discounting	(7,307)	(6,222)
Total closure obligation	15,731	17,150
Due within 1 year
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	1,183	1,523
Between 1 and 3 years
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	2,497	2,365
Between 3 and 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	1,880	2,005
Later than five years
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	17,478	17,479
Australia
Disclosure of other provisions [Line Items]
Total closure obligation	8,546	9,187
US
Disclosure of other provisions [Line Items]
Total closure obligation	4,419	4,682
Canada
Disclosure of other provisions [Line Items]
Total closure obligation	1,517	1,722
Other countries
Disclosure of other provisions [Line Items]
Total closure obligation	1,249	1,559
Decommissioning, decontamination and demolition
Disclosure of other provisions [Line Items]
Total closure obligation	3,065	3,591
Closure and rehabilitation earthworks
Disclosure of other provisions [Line Items]
Total closure obligation	4,628	4,609
Long-term water management costs
Disclosure of other provisions [Line Items]
Total closure obligation	1,316	1,236
Post-closure monitoring and maintenance
Disclosure of other provisions [Line Items]
Total closure obligation	1,581	1,806
Indirect costs, owners' costs and contingency
Disclosure of other provisions [Line Items]
Total closure obligation	5,141	5,908
Operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	11,715	12,021
Non-operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	$ 4,016	$ 5,129